CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivables, allowance for doubtful accounts | $	$ 8,106	$ 14,124
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares issued	2,172,855	664,553
Ordinary shares, shares outstanding	2,172,855	664,553